Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and Dividend Income:
First mortgage loans	$ 1,492,989	$ 1,667,027	$ 1,678,789
Consumer and other loans	15,740	18,409	21,676
Mortgage-backed securities held to maturity	213,211	356,023	493,549
Mortgage-backed securities available for sale	301,349	495,572	490,109
Investment securities held to maturity	100,196	179,632	86,581
Investment securities available for sale	940	19,112	126,793
Dividends on Federal Home Loan Bank of New York stock	38,820	46,107	43,103
Federal funds sold	4,392	2,614	1,186
Total interest and dividend income	2,167,637	2,784,496	2,941,786
Interest Expense:
Deposits	328,514	376,347	483,468
Borrowed funds	858,189	1,217,322	1,214,840
Total interest expense	1,186,703	1,593,669	1,698,308
Net interest income	980,934	1,190,827	1,243,478
Provision for Loan Losses	120,000	195,000	137,500
Net interest income after provision for loan losses	860,934	995,827	1,105,978
Non-Interest Income:
Service charges and other income	11,449	10,369	9,399
Gain on securities transactions	102,468	152,625	24,185
Total non-interest income	113,917	162,994	33,584
Non-Interest Expense:
Compensation and employee benefits	113,129	133,803	137,071
Net occupancy expense	33,830	32,689	32,270
Federal deposit insurance assessment	120,981	55,957	35,094
FDIC special assessment			21,098
Loss on extinguishment of debt	1,900,591
Other expense	61,629	43,939	40,063
Total non-interest expense	2,230,160	266,388	265,596
(Loss) Income before income tax (benefit) expense	(1,255,309)	892,433	873,966
Income Tax (Benefit) Expense	(519,320)	355,227	346,722
Net (loss) income	$ (735,989)	$ 537,206	$ 527,244
Basic (Loss) Earnings Per Share	$ (1.49)	$ 1.09	$ 1.08
Diluted (Loss) Earnings Per Share	$ (1.49)	$ 1.09	$ 1.07